1801 California St., Suite 5200 Denver, Colorado 80202 (720) 482-1574

July 17, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Series Trust (File Nos. 033-00507; 811-04419) Preliminary Proxy Materials for a Special Meeting of Shareholders

Dear Sir or Madam:

On behalf of Transamerica Series Trust (the “Registrant”), we are filing today electronically through the EDGAR system, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, a preliminary copy of the Proxy Statement, Notice of Meeting and Form of Proxy Card/Voting Instruction Card (the “Proxy Materials”) relating to a Special Meeting of Shareholders of Transamerica JPMorgan Enhanced Index VP (the “Portfolio”), scheduled to be held on September 17, 2024.

The Proxy Materials seek 1) to approve the Portfolio’s use of the manager of managers exemptive order, which will allow Transamerica Asset Management, Inc., the Portfolio’s investment manager, to enter into and materially amend sub-advisory agreements with respect to the Portfolio in the future without shareholder approval, subject to prior approval by the Portfolio’s Board of Trustees; and 2) to transact such other business as may properly come before the special meeting and any adjournments or postponements thereof. The Registrant anticipates the mailing of the definitive Proxy Materials to the Portfolio’s shareholders on or about August 8, 2024.

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1821.

Very truly yours,

/s/ Dennis P. Gallagher
Dennis P. Gallagher
Chief Legal Officer and Secretary
Transamerica Series Trust